September 05, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	PRIAC Variable Contract Account A

(File No. 811-21988)

Prudential Retirement Security Annuity V

(File No. 333-162553)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and the PRIAC Variable Contract Account A, and pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, please accept this information concerning the filing of the semi-annual report made with the Commission by the underlying mutual fund within this group variable annuity. In addition, we incorporate by reference the following semi-annual report with respect to the fund specified below:

1.	Filer/Entity:	Vanguard Valley Forge Funds
	Registration No.:	811-58431
	CIK No.:	0000889519
	Accession No.:	0000932471-14-006496
	Date of Filing:	2014-08-26

	Share Class:	Institutional

Vanguard Balanced Index Fund

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President & Corporate Counsel